                        AEGON/TRANSAMERICA SERIES TRUST

   SUPPLEMENT DATED NOVEMBER 3, 2005 TO THE PROSPECTUS DATED MAY 1, 2005, AS
                            PREVIOUSLY SUPPLEMENTED

                                     * * *

                    J. P. MORGAN MID CAP VALUE (THE "FUND")

The Fund will be closed to new investors and new share purchases effective at the close of business December 9, 2005. Existing accounts may remain in the Fund, but may not allocate additional investments to the Fund after that date.

             INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE USE